Fifth Third Quality Growth VIP Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-888-427-1235

The Fifth Third Quality Growth VIP Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies. The Fund's goals and investment program are described in more detail inside. Lyon Street Asset Management Company (the "Advisor"), a subsidiary of Fifth Third Bancorporation, serves as the Fund's investment advisor.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and the Advisor.

This  prospectus  should  be read in  conjunction  with the  separate  account's
prospectus  describing  the  variable  insurance  contract.   Please  read  both
prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is January 26, 2001, as supplemented August 6, 2001.




                                TABLE OF CONTENTS



RISK/RETURN SUMMARY                                     MANAGEMENT OF THE FUND
   Investment Objective                                    Advisor
   Principal Investment Strategies                         Administrator and Distributor
   Principal Investment Risks                              Servicing Agents
   Fund Performance                                     TAXATION
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS              GENERAL INFORMATION
VALUATION OF SHARES                                        Description of the Trust and Its Shares
PURCHASING AND REDEEMING SHARES                            Miscellaneous




                               RISK/RETURN SUMMARY

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest in equity securities of U.S. companies each having at least $1 billion in market capitalization at the time of purchase. The Fund intends to primarily invest its assets in equity securities that the Advisor believes have above-average potential for growth in revenues, earnings or assets. To determine whether a company has a strong potential for growth, the Advisor generally looks for a strong record of earnings growth and examines the company's current ratio of debt to capital and the quality of its management. While the Fund generally anticipates investing in common stocks, a portion of the Fund's assets may be invested in preferred stocks or bonds convertible into common stock. The Fund also may invest a portion of its assets in foreign securities or American Depositary Receipts ("ADRs").

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, and growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. The Fund is subject to risks posed by foreign investments, including the risk that fluctuations in foreign exchange rates could affect the value of the Fund's investments. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a calendar year of performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.


                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which the Advisor acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies having at least $1 billion in market capitalization.

The Advisor uses a flexible investment approach under which the Fund will invest primarily in "growth" stocks. Growth stocks typically offer strong revenue and earnings potential and accompanying capital growth, with less dividend income than value stocks and dividend-paying stocks. In evaluating prospective investments, the Advisor may consider broad economic, industry or market trends, company-specific factors such as the company's record of earnings growth, its current level of debt and the quality of its management, and historical valuation measurements such as price-earnings ratios, profit margins and liquidation values. Subject to its stated investment policy, the Fund may invest in companies of any size.

The Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The portion of the Fund's total assets invested in common stock, preferred stock, and convertible securities varies according to the Advisor's assessment of market and economic conditions and outlook.

The Fund may invest in securities issued by foreign companies, as well as ADRs, which are U.S. dollar-denominated receipts (typically issued by a U.S. bank or trust company) evidencing ownership of underlying foreign securities. The Fund may enter into currency swaps (an exchange of rights to make or receive payments in specified currencies) or engage in forward foreign currency exchange contracts in an attempt to hedge its exposure to currency risks associated with its foreign investments, or to try to enhance its return.

The Advisor also may use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that the Advisor may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price), options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future), and hybrid instruments (which combine the characteristics of securities, futures and options).

In addition to the above, the Fund has the flexibility to make other portfolio investments and engage in other investment techniques. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk. Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks specific to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have little dividend income to cushion the effect of adverse market conditions.

Foreign Investment Risk. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. While investing in ADRs does not eliminate all of the risks inherent in foreign investing, investing in ADRs rather than directly in a foreign issuer's stock avoids currency risks during the settlement period for purchases and sales.

Interest Rate Risk. Although the Fund's primary investment focus is stocks, it may invest in fixed income securities, such as convertible bonds and preferred stocks. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk. The Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund may invest in lower rated convertible bonds. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Derivatives Risk. The Fund's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of the Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index, or with another portfolio investment that is being hedged. The Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the Fund will be able to engage in these transaction to reduce exposure to other risks.

Active Trading. The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments. The Advisor may temporarily invest up to 100% of the Fund's total assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which ordinarily is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and the Advisor. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt by the Fund's distributor (or other agent) of a purchase order or redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

                             MANAGEMENT OF THE FUND

Advisor

Through its portfolio management team, the Advisor makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Under an investment advisory agreement between the Trust and the Advisor, the Trust pays the Advisor an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.70% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and the Advisor.

The Advisor, whose address is 111 Lyon Street, NW, Grand Rapids, Michigan 49503, is an indirect, wholly owned subsidiary of Fifth Third Bancorporation, which is a financial services company located in Cincinnati, Ohio with total assets under management as of June 30, 2001 of approximately $23 billion. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.

Portfolio Manager. Effective August 6, 2001, Steven E. Folker serves as the portfolio manager of the Fund. Mr. Folker is the Chief Equity Strategist for Fifth Third Asset Management, a Vice President and Trust Officer of Fifth Third Bank, and a Vice President of Lyon Street Asset Management Company. He also is a Chartered Financial Analyst with over 16 years of investment experience, including service as portfolio manager of three series of the Fifth Third Funds since 1993, and is a member of the Cincinnati Society of Financial Analysts. Mr. Folker earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

Proposed Change of Advisor. It is anticipated that Fifth Third Asset Management, the primary investment advisory subsidiary of Fifth Third Bancorporation, will begin service as investment advisor of the Fund on or about October 1, 2001. As of June 30, 2001, Fifth Third Asset Management had approximately $23 billion of assets under management, including approximately $5.8 billion of mutual fund assets in the Fifth Third Funds.

In connection with this anticipated change of investment advisor, shareholders of the Fund will be asked to approve a new investment advisory agreement (the "New Agreement") between the Trust, on behalf of the Fund, and Fifth Third Asset Management. The New Agreement will have substantially identical terms as the current investment advisory agreement, except for its effective date and the parties to the agreement, and will not change the current advisory fees or portfolio manager. In the event that the New Agreement is not approved by shareholders, Lyon Street Asset Management Company anticipates that it will continue to serve as investment advisor of the Fund in accordance with the current contractual terms.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase, exchange and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                                    TAXATION

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future.

Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust.
Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Prior to August 6, 2001, the Fund was named the "Kent Aggressive Growth Fund."

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.


For more information about the Fund, the following documents are available free upon request:

Semi-Annual Report: The Fund's semi-annual report to shareholders contains additional information on the Fund's investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
An investor can get free copies of the semi-annual report or the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                            Telephone: 1-888-427-1235

--------------------------------------------------------------------------------

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

 .    For a fee,  by writing  the  Public  Reference  Section of the  Commission,
     Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

 .    Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-8644.